Retirement Benefit Plans - Summary of Retirement Benefit Plans (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets/(liabilities)
Net defined benefit assets	£ 931	£ 92
Unfunded pension and post retirement medical benefits
Assets/(liabilities)
Surplus (deficit) in plan	(39)	(42)
Surplus | Funded defined benefit pension scheme
Assets/(liabilities)
Surplus (deficit) in plan	1,083	495
Deficit | Funded defined benefit pension scheme
Assets/(liabilities)
Surplus (deficit) in plan	£ (113)	£ (361)